Intangible assets - Summary of Remaining Balance Expected To Be Amortized (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	$ 9,645	$ 5,808
Later than one year and not later than two years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,740	1,403
Later than two years and not later than three years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,636	1,208
Later than three years and not later than four years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,518	1,108
Later than four years and not later than five years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	725	990
Later Than Five Years And Not Later Than Six Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	725	197
Later Than Six Years And Not Later Than seven Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	707	197
Later Than Seven Years And Not Later Than Eight Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	702	180
Later Than Eight Years And Not Later Than Nine Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	702	175
Later Than Nine Years And Not Later Than Ten Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	702	175
Later Than Ten Years And Not Later Than Eleven Years
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	$ 488	$ 175